Statements of Cash Flows - Summary of Cash Generated From Operations (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash Flow Statement [Abstract]
Profit for the year	₩ 83,058	₩ 65,880	₩ 62,556
Depreciation expense	5,145	4,570	3,783
Amortization expense	1,917	1,748	1,137
Bad debt expenses	701	933	713
Unrealized foreign currency loss	1,311	211	682
Interest expense	127	115	186
Loss on disposal of property and equipment	0	57	0
Impairment loss on intangible assets	293	281	115
Impairment loss on other non-current assets	177	1,087	1,456
Post-employment benefit expense (Reversal of allowance for retirement benefit)	66	23	62
Income tax expense	26,824	33,421	25,455
Unrealized foreign currency gain	(689)	(134)	(321)
Interest income	(4,501)	(1,383)	(1,088)
Gain on disposal of property and equipment	(15)	(7)	0
Reversal of allowance for doubtful accounts	0	(132)	(50)
Others	6	(214)	0
Change in accounts receivable	(38,199)	5,530	(29,116)
Change in other receivables	899	(1,082)	60
Change in prepaid expenses	(104)	(3,296)	(2,134)
Change in prepayment	(1,641)	2,165	(2,755)
Change in other current assets	34	243	622
Change in other non-current assets	218	144	2,255
Change in accounts payable	43,900	(8,512)	15,510
Change in deferred revenue	4,915	1,185	3,332
Change in withholdings	(631)	686	1,218
Change in accrued expenses	547	118	181
Change in other current liabilities	301	34	(1,256)
Change in other non-current liabilities	15	(99)	(868)
Total	₩ 124,674	₩ 103,572	₩ 81,735